Provision (Benefit) for Income Taxes Textuals (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 10, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Foreign income (loss) in Income from continuing operations before income taxes		$ (6,000)	$ (3,000)	$ (7,000)
Minimum tax credit		29,000	71,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		(31,000)
Proceeds from Income Tax Refunds		86,000
Income Taxes Paid, Net			11,000	28,000
Unrecognized tax benefits		51,000	51,000	$ 50,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		51,000	51,000
Total interest and penalties recognized as part of income tax provision		500	800
Total interest and penalties accrued as uncertain tax positions		3,000	$ 3,000
Federal tax rate before Tax Reform [Member]
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent			35.00%	35.00%
Federal tax rate after Tax Reform [Member]
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent			21.00%	21.00%
Internal Revenue Service (IRS) [Member] | Expiration 2019 To 2023 [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards		5,000
Internal Revenue Service (IRS) [Member] | Expiration None [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards		$ 539,000
WPZ Merger Public Unit Exchange [Member]
Income Tax Contingency [Line Items]
Increase (Decrease) in Deferred Income Taxes	$ (1,829,000)